Other financial assets and other financial liabilities	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Other financial assets and other financial liabilities

Note 12. Other financial assets and other financial liabilities

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Other financial assets
Deposits	3,276	2,573
Investment in a related party (see Note 17)	7,500	-
	10,776	2,573
Classified as:
Non-current	10,776	2,573
Current	-	-

Other financial liabilities
Embedded Derivatives, convertible debenture	-	(4,603)
Warrant derivative liabilities valued according to Black-Scholes method	(4,432)	(128,381)
Warrant derivative liabilities valued according to Monte-Carlo method	(2,302,482)	-
	(2,306,914)	(132,984)
Classified as:
Non-current	(1,279,275)	(128,381)
Current	(1,027,638)	(4,603)